Organization and Description of Business	6 Months Ended	12 Months Ended
	Jun. 30, 2021	Dec. 31, 2020
Jasper Therapeutics, Inc. [Member]
Organization and Description of Business [Line Items]
ORGANIZATION AND DESCRIPTION OF BUSINESS

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Description of Business

Jasper Therapeutics, Inc. (“Jasper” or the “Company”) was incorporated in March 2018. The Company is a clinical-stage biotechnology company dedicated to enabling cures through hematopoietic stem cell transplants. The Company is focused on the development and commercialization of safer, more effective conditioning agents and stem cell grafts to allow for expanded use of curative therapy with stem cell transplantation and gene therapies. Its drug development pipeline includes multiple product candidates designed to improve stem cell transplants. The lead compound, JSP191, is in clinical development as a conditioning antibody that clears hematopoietic (blood and bone marrow) stem cells from bone marrow in patients undergoing hematopoietic cell transplantation. The Company is also developing engineered hematopoietic stem cell products. The Company is headquartered in Redwood City, California.

Liquidity and Going Concern

The Company has incurred significant losses and negative cash flows from operations since its inception. During the six months ended June 30, 2020 and June 30, 2021, the Company incurred net losses of $10.9 million and $18.2 million, respectively. During the six months ended June 30, 2020 and June 30, 2021, the Company had negative operating cash flows of $4.9 million and $12.0 million, respectively. As of June 30, 2021, the Company had an accumulated deficit of $55.0 million.

The Company has historically financed its operations primarily through issuance of redeemable convertible preferred stock and convertible notes. The Company expects to continue to incur operating losses and negative cash flows from operations to support the development of its product candidates, for the expansion of its product portfolio and to continue its research and development activities, including preclinical studies and clinical trials. The Company’s activities are subject to significant risks and uncertainties, including completing requisite clinical activities to support regulatory approvals, market acceptance of the Company’s product candidates, if approved, as well as the timing and extent of spending on research and development.

The Company’s cash and cash equivalents of $16.8 million as of June 30, 2021 are not sufficient for the Company to continue as a going concern for at least one year from the issuance date of these interim condensed financial statements. Additional funds are necessary to maintain current operations and to continue research and development activities. The Company’s management plans to monitor expenses and raise additional capital through a combination of public and private equity, debt financings, strategic alliances, and licensing arrangements. The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts, needed, the Company could be required to delay, scale back, or abandon some or all of its development programs and other operations, which could materially harm the Company’s business, financial condition and results of operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

Coronavirus Pandemic

In March 2020, the World Health Organization declared the global novel coronavirus disease 2019 (“COVID-19”) outbreak a pandemic. The Company is following, and will continue to follow, recommendations from the U.S. Centers for Disease Control and Prevention as well as federal, state, and local governments regarding working-from-home practices for non-essential employees as well as return-to-work policies and procedures. The Company expects to continue to take actions as may be required or recommended by government authorities or as the Company determines are in the best interests of its employees and other business partners in light of the pandemic.

While the Company’s operations to date have not been significantly impacted by the COVID-19 pandemic, it cannot at this time predict the specific extent, duration, or full impact that the COVID-19 pandemic will have on its business, financial condition and operations, including planned clinical trials and clinical development timelines. The Company experienced slower than anticipated patient enrollment in its SCID clinical trial due to reluctance of these immunocompromised patients to travel and undergo hospitalization during the pandemic. The Company may continue to experience interruptions to its clinical trials due to the COVID-19 pandemic, including the spread of variants. The impact of the COVID-19 pandemic on the Company’s financial performance will depend on future developments, including the duration and spread of the pandemic, its impact on the Company’s clinical trial enrollment, trial sites, contract research organizations (“CROs”), contract manufacturing organizations (“CMOs”), and other third parties with whom it does business, its impact on regulatory authorities and the Company’s key scientific and management personnel, progress of vaccination and related governmental advisories and restrictions. These developments and the impact of the COVID-19 pandemic on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets or the overall economy are impacted for an extended period, the Company’s business may be materially adversely affected.

NOTE 1. ORGANIZATION AND DESCRIPTION OF BUSINESS

Description of Business

Jasper Therapeutics, Inc. (“Jasper” or the “Company”) was incorporated in March 2018. The Company is a clinical-stage biotechnology company dedicated to enabling cures through hematopoietic stem cell transplants. The Company is focused on the development and commercialization of safer, more effective conditioning agents and stem cell grafts to allow for expanded use of curative therapy with stem cell transplantation and gene therapies. Its drug development pipeline includes multiple product candidates designed to improve stem cell transplants. The lead compound, JSP191, is in clinical development as a conditioning antibody that clears hematopoietic (blood and bone marrow) stem cells from bone marrow in patients undergoing hematopoietic cell transplantation. The Company is also developing engineered hematopoietic stem cell products. The Company is headquartered in Redwood City, California.

Liquidity and Going Concern

The Company has incurred significant losses and negative cash flows from operations since its inception. During the years ended December 31, 2019 and December 31, 2020, the Company incurred net losses of $5.0 million and $31.7 million, respectively. During the years ended December 31, 2019 and December 31, 2020, the Company had negative operating cash flows of $2.0 million and $18.3 million, respectively. As of December 31, 2020, the Company had an accumulated deficit of $36.8 million.

The Company has historically financed its operations primarily through issuance of redeemable convertible preferred stock and convertible notes. The Company expects to continue to incur operating losses and negative cash flows from operations to support the development of its product candidates, for the expansion of its product portfolio and to continue its research and development activities, including preclinical studies and clinical trials. The Company’s activities are subject to significant risks and uncertainties, including completing requisite clinical activities to support regulatory approvals, market acceptance of the Company’s product candidates, if approved, as well as the timing and extent of spending on research and development.

The Company’s cash and cash equivalents of $19.8 million as of December 31, 2020, in addition to $10.7 million received in February 2021 upon the closing of the third tranche Series A-1 financing, are not sufficient for the Company to continue as a going concern for at least one year from the issuance date of these annual financial statements. Additional funds are necessary to maintain current operations and to continue research and development activities. The Company’s management plans to monitor expenses and raise additional capital through a combination of public and private equity, debt financings, strategic alliances, and licensing arrangements. The Company’s ability to access capital when needed is not assured and, if capital is not available to the Company when, and in the amounts, needed, the Company could be required to delay, scale back, or abandon some or all of its development programs and other operations, which could materially harm the Company’s business, financial condition and results of operations. These factors raise substantial doubt about the Company’s ability to continue as a going concern.

The accompanying financial statements have been prepared assuming that the Company will continue as a going concern, which contemplates the realization of assets and satisfaction of liabilities in the normal course of business. The accompanying financial statements do not reflect any adjustments relating to the recoverability and reclassifications of assets and liabilities that might be necessary if the Company is unable to continue as a going concern.

Coronavirus Pandemic

In March 2020, the World Health Organization declared the global novel coronavirus disease 2019 (“COVID-19”) outbreak a pandemic. The ongoing COVID-19 pandemic may continue to affect the Company’s ability to initiate and complete preclinical and clinical studies, delay the initiation of its planned clinical trials or future clinical trials or the progress, enrollment in or completion of its ongoing clinical trials, impede regulatory activities, disrupt the supply chain and the manufacture or shipment of drug substances and finished drug products for its product candidates for use in its clinical trials, impair testing, monitoring, data collection and analysis and other related activities or have other adverse effects on the Company’s business, results of operations and financial condition. In addition, the pandemic has caused substantial disruption in the financial markets and may adversely impact economies worldwide, both of which could result in adverse effects on the Company’s business and operations and its ability to raise additional funds to support its operations.

The Company is following, and will continue to follow, recommendations from the U.S. Centers for Disease Control and Prevention as well as federal, state, and local governments regarding working-from-home practices for non-essential employees as well as return-to-work policies and procedures. The Company expects to continue to take actions as may be required or recommended by government authorities or as the Company determines are in the best interests of its employees and other business partners in light of the pandemic.

While the Company’s operations to date have not been significantly impacted by the COVID-19 pandemic, it cannot at this time predict the specific extent, duration, or full impact that the COVID-19 pandemic will have on its business, financial condition and operations, including planned clinical trials and clinical development timelines. The Company experienced slower than anticipated patient enrollment in its SCID clinical trial due to reluctance of these immunocompromised patients to travel and undergo hospitalization during the pandemic. The Company may continue to experience interruptions to its clinical trials due to the COVID-19 pandemic. The impact of the COVID-19 pandemic on the Company’s financial performance will depend on future developments, including the duration and spread of the pandemic, its impact on the Company’s clinical trial enrollment, trial sites, contract research organizations (“CROs”), contract manufacturing organizations (“CMOs”), and other third parties with whom it does business, its impact on regulatory authorities and the Company’s key scientific and management personnel, progress of vaccination and related governmental advisories and restrictions. These developments and the impact of the COVID-19 pandemic on the financial markets and the overall economy are highly uncertain and cannot be predicted. If the financial markets or the overall economy are impacted for an extended period, the Company’s business may be materially adversely affected.